May 23, 2008




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:  VANGUARD MONTGOMERY FUNDS (THE TRUST)
FILE NO.  333-145624

Ladies and Gentlemen:

Enclosed is the 1st Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The primary purpose of this amendment is to disclose a modification to the investment strategy of Vanguard Market Neutral Fund (the "Fund"), a series of the Trust.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of July 25, 2008. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial information for the Fund. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a)(1) filing be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-4294.


Sincerely,
The Vanguard Group, Inc.





/s/Michael J. Drayo
Michael J. Drayo
Associate Counsel


Enclosures

cc: Christian Sandoe, Esq.
U.S. Securities and Exchange Commission